Organization and Description of Business	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Organization and Description of Business

1. Organization and Description of Business

CymaBay Therapeutics, Inc., formerly known as Metabolex, Inc., (the Company) is a biopharmaceutical company focused on developing therapies to treat metabolic and rare diseases with high unmet medical needs. Arhalofenate, the Company’s lead product candidate, is being developed for the treatment of gout. The Company was incorporated in Delaware in October 1988 as Transtech Corporation.

Since inception, the Company has funded its operations primarily through the sale of convertible preferred stock and common stock, receipts from the exercise of related warrants to purchase preferred stock, the issuance of convertible notes, proceeds from facility loans, and up-front fees, milestones, and research and development funding received under collaboration agreements. The primary uses of funds to date have been for research, pre-clinical and clinical development, drug manufacturing, license payments, business development and administration, and spending on capital items.

The Company is an emerging growth company. Under the JOBS Act emerging growth companies can delay adopting new or revised accounting standards until such time of those standards apply to private companies. The Company has adopted this exemption from new or revised accounting standards, and therefore, it may not be subject to the same new or revised accounting standards as other public companies that are not “emerging growth companies.”

Liquidity

The accompanying financial statements for the years ended December 31, 2013 and 2012, have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business for the foreseeable future. The Company has incurred net losses from operations since its inception and has an accumulated deficit of $348.8 million as of December 31, 2013. The Company recorded net losses of $10.1 million and $11.3 million for the years ended December 31, 2013 and 2012, respectively. The Company also recorded negative cash flows from operating activities during 2013 and 2012 of $8.5 million and $11.3 million, respectively. To date, none of the Company’s product candidates have been approved for marketing and sale, and the Company has not recorded any product sales. Management expects operating losses to continue for the next several years. The Company’s ability to achieve profitability is dependent primarily on its ability to successfully develop, acquire or in-license additional product candidates, continue clinical trials for product candidates currently in clinical development, obtain regulatory approvals, and support commercialization activities for partnered product candidates. Products developed by the Company will require approval of the U.S. Food and Drug Administration (FDA) or a foreign regulatory authority prior to commercial sale. The regulatory approval process is expensive, time-consuming, and uncertain, and any denial or delay of approval could have a material adverse effect on the Company. Even if approved, the Company’s products may not achieve market acceptance and will face competition from both generic and branded pharmaceutical products.

In 2013, in order to address immediate capital requirements, the Company entered into a series of financing transactions. Specifically, on September 30, 2013, all of the shares of the Company’s outstanding redeemable convertible preferred stock converted to common stock and the Company issued shares of common stock and warrants to purchase shares of common stock in a private placement for gross proceeds of $26.8 million. The Company raised an additional $5.0 million in venture debt financing pursuant to a $10.0 million loan agreement, resulting in aggregate net proceeds to CymaBay of $28.8 million after deducting placement agent fees and offering expenses. Also on September 30, 2013, the Company issued shares of common stock in cancellation of approximately $16.9 million of debt owed to the lender. On October 31, 2013, the Company sold additional shares of common stock and warrants to purchase shares of common stock, which sales are also part of the private placement, for net proceeds to CymaBay of $2.2 million after deducting placement agent fees and estimated offering expenses. Further, on November 22, 2013, the Company entered into an agreement with investors to purchase shares of common stock and warrants to purchase shares of common stock as part of the private placement for net proceeds of $2.7 million, which sales occurred shortly after the listing of the Company’s common stock on the over-the-counter market on January 24, 2014. Collectively, the private placement, the venture debt financing and the issuance of our common stock in cancellation of the $16.9 million of debt is referred to as the 2013 financing.

As of December 31, 2013, the Company had cash and cash equivalents of $24.4 million and marketable securities of $6.8 million. Although these amounts are expected to fund the Company’s ongoing operations through the second quarter of 2015, the Company will require additional financial resources to fund its operations beyond that date, which management plans to raise primarily through equity and/or debt financings and/or collaboration activities. Such funding may not be available to the Company on acceptable terms, or at all. If the Company is not able to secure adequate funding, it may be forced to make reductions in spending, liquidate assets where possible, and/or suspend or curtail planned programs. The accompanying financial statements do not include any adjustments relating to the recoverability of the carrying amounts of recorded assets or the amount of liabilities that might result from the outcome of uncertainties.